Concentration, risks, and uncertainties (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Apr. 24, 2025	Apr. 22, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 21, 2025
Concentration Risk [Line Items]
Working capital deficit			$ 8,721,729
Net loss			4,521,375	$ (2,045,147)	$ (2,958,712)
Cash and cash equivalents			7,060,410	16,069,851
Trade financing facilities			91,806,603	$ 79,268,515
Purchase limit			11,221,250
Trade facilities available			7,623,591
Major debtors repayment amount			$ 14,986,210
Gross proceeds	$ 11,586,250
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			91.43%	92.43%	92.66%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			0.72%	1.03%	1.66%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			0.71%	1.42%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				0.86%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			33.00%	13.00%	44.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			26.00%	32.00%	36.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			19.00%	23.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			19.00%	30.00%
Cost of Revenue [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			71.81%	79.59%	46.01%
Cost of Revenue [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			2.71%
Cost of Revenue [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			1.37%	1.19%
Cost of Revenue [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				2.56%	36.26%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			33.00%	39.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			38.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			26.00%	19.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				38.00%	95.00%
IPO [Member]
Concentration Risk [Line Items]
Issuance of shares pursuant to IPO, net of offering cost, shares		3,100,000
Issuing price per share		$ 3.25
Over-Allotment Option [Member]
Concentration Risk [Line Items]
Issuance of shares pursuant to IPO, net of offering cost, shares		465,000
Issuing price per share		$ 3.25				$ 3.25
Initial Public Offering and Over-allotment Option [Member]
Concentration Risk [Line Items]
Gross proceeds	$ 11,586,250